Provisions	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions
15.
Provisions

Details of the provisions are as follows:

At June 30, 2024	Non-current		Total	Current
(In thousand Euros)	Other	Service warranties	Non- current	Service warranties	Total Current
Carrying amount at the beginning of the year	11,652	2,184	13,836	1,752	1,752
Charge / (Credit):	427	693	1,120	(133)	(133)
(+) additional provisions recognized, net	1,278	1,380	2,658	764	764
(+/-) Short-term transferred	—	—	—	—	—
(-) Amounts used during the year	(851)	(687)	(1,538)	(897)	(897)
Carrying amount at year end	12,079	2,877	14,956	1,619	1,619

At December 31, 2023	Non-current		Total Non-	Current	Total
(In thousand Euros)	Other	Service warranties	current	Service warranties	Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Business combinations	10,405	—	10,405	—	—
Charge / (Credit):	1,127	865	1,992	434	434
(+) additional provisions recognized, net	1,245	3,060	4,305	—	—
(+/-) Short-term transferred	—	(1,752)	(1,752)	1,752	1,752
(-) Amounts used during the year	(118)	(443)	(561)	(1,318)	(1,318)
Carrying amount at year end	11,652	2,184	13,836	1,752	1,752

Service warranties

Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is recognized to cover the costs that could be incurred in relation to projects and products under warranty. This provision is estimated based on prior periods actual warranty costs incurred, considering those product sales under warranty.

Other provisions

As of June 30, 2024, “Other” provisions caption includes mainly the variation of the contingent consideration (earn-out) related to Ares acquisition and put option liability related to ABL acquisition amounting to Euros 749 thousand and Euros 11,317 thousand, respectively, and the provision for indemnities of an amount of Euros 13 thousand.

As of June 30, 2024 there are various ongoing claims in relation to commercial agreements, amounting to a maximum exposure of 1.8 million euros. The Company, along with its external advisors, assesses the likelihood of success of the claim as possible, but not probable, and therefore no provision has been recorded in relation to these claims. At this stage, the negotiations are ongoing.